Long-Term Debt (Credit Facility Details) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Letters of Credit, Amount Outstanding	$ 200,212,000	$ 196,909,000
Term B Facility [Member]
Line of Credit Facility [Line Items]
Term B Facility, Amount Outstanding	490,000,000	495,000,000
Interest Rate Applicable	3.00%	3.00%
Consolidated Revolver [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities - Amount drawn	998,913,000	983,481,000
Letters of Credit, Amount Outstanding	200,212,000	196,909,000
Available	650,875,000	669,610,000
Consolidated Revolver [Member] | Euro Based Loans [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities - Amount drawn	575,000,000	463,250,000
Interest Rate Applicable	1.99%	1.99%
Consolidated Revolver [Member] | U.S. Based Loans [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities - Amount drawn	8,000,000	5,000,000
Interest Rate Applicable	4.00%	4.00%
Consolidated Revolver [Member] | Bankers' Acceptances [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities - Amount drawn	415,913,000	512,410,000
Interest Rate Applicable	3.11%	3.03%
Consolidated Revolver [Member] | Canadian Prime Rate Loans [Member]
Line of Credit Facility [Line Items]
Revolving credit facilities - Amount drawn	$ 0	$ 2,821,000
Interest Rate Applicable	3.75%	3.75%
Consolidated Revolver [Member] | Commitment Fees [Member]
Line of Credit Facility [Line Items]
Interest Rate Applicable	0.375%	0.375%